Lease - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease agreement lease term	2023-03
Operating lease, weighted average discount rate, percent	5.05%
Right-of-use assets	$ 100	$ 483
Lease liability	106	500
Rent Expense	$ 400	$ 600